Annual Fund Operating Expenses	Aug. 12, 2026
Sequoia Select Equity Income ETF | Sequoia Select Equity Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.39%
Sequoia Select Large Core ETF | Sequoia Select Large Core ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.39%
Sequoia Select Large Growth ETF | Sequoia Select Large Growth ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.39%
Sequoia Select SMID ETF | Sequoia Select SMID ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.39%
Sequoia Select Global Equity ETF | Sequoia Select Global Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.39%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	Estimated for the current fiscal year.
[4]	Estimated for the current fiscal year.
[5]	Estimated for the current fiscal year.